LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class (FY) (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan ratings/credit scores by loan class [Abstract]
Commercial		$ 837,250	$ 804,017	$ 748,398
Accrued interest included in total		5,969	5,113	$ 4,837
Credit ratings of insurer or risk retention group counterparties [Abstract]
Subsidiary's outstanding payment plan insured by third party				63.20%
Subsidiary's payment outstanding payment plan 2, insured by third party				18.70%
Payment Plan Receivables, Full Refund				$ 21,850
Payment Plan Receivables, Partial Refund				6,479
Payment plan receivables, Other				6,270
Total				34,599
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund				0
Payment Plan Receivables, Partial Refund				6
Payment plan receivables, Other				0
Total				6
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund				2,712
Payment Plan Receivables, Partial Refund				5,203
Payment plan receivables, Other				0
Total				7,915
AM Best Rating, A- Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund				3,418
Payment Plan Receivables, Partial Refund				1,177
Payment plan receivables, Other				6,265
Total				10,860
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund				15,720
Payment Plan Receivables, Partial Refund				93
Payment plan receivables, Other				5
Total				15,818
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		839,330	805,995	750,267
Accrued interest included in total		2,080	1,978	1,869
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		810,533	783,854	709,099
Accrued interest included in total		1,991	1,915	1,729
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		25,317	13,642	29,363
Accrued interest included in total		80	52	108
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,692	3,335	8,349
Accrued interest included in total		9	11	32
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		788	5,164	3,456
Accrued interest included in total		0	0	0
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		272,202	287,638	306,214
Commercial [Member] | Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		268,781	282,886	296,898
Commercial [Member] | Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		3,037	3,787	6,866
Commercial [Member] | Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		312	337	1,423
Commercial [Member] | Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		72	628	1,027
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		67,803	51,775	44,483
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		67,730	51,603	40,844
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		63	67	2,995
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		0	0	243
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		10	105	401
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		499,325	466,582	399,570
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		474,022	449,365	371,357
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		22,217	9,788	19,502
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,380	2,998	6,683
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		706	4,431	2,028
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	98,658	69,920	57,083
750-799	[1]	316,233	195,484	167,515
700-749	[1]	184,489	121,245	110,802
650-699	[1]	101,501	77,129	80,140
600-649	[1]	35,124	35,780	38,108
550-599	[1]	20,196	18,931	22,729
500-549	[1]	12,029	12,120	13,528
Under 500	[1]	4,203	5,771	5,771
Credit Score Unknown	[1]	11,939	4,599	4,630
Total	[1]	784,372	540,979	500,306
Accrued interest included in total	[1]	3,026	2,364	2,270
Mortgage [Member] | 1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	62,145	36,534	28,760
750-799	[1]	227,676	102,382	78,802
700-749	[1]	130,480	69,337	56,519
650-699	[1]	77,357	50,621	51,813
600-649	[1]	26,947	25,270	27,966
550-599	[1]	15,547	13,747	16,714
500-549	[1]	8,766	9,215	10,610
Under 500	[1]	3,692	5,145	4,708
Credit Score Unknown	[1]	9,373	2,290	1,315
Total	[1]	561,983	314,541	277,207
Accrued interest included in total	[1]	2,134	1,466	1,396
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	11,336	10,484	13,943
750-799	[1]	33,287	41,999	40,888
700-749	[1]	25,629	24,727	31,980
650-699	[1]	12,441	13,798	17,433
600-649	[1]	4,648	5,769	4,991
550-599	[1]	2,777	3,030	3,070
500-549	[1]	1,404	1,438	1,051
Under 500	[1]	89	92	554
Credit Score Unknown	[1]	1,668	1,711	2,110
Total	[1]	93,279	103,048	116,020
Accrued interest included in total	[1]	374	450	477
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	8,491	6,048	4,374
750-799	[1]	15,619	10,006	7,137
700-749	[1]	6,583	5,706	4,341
650-699	[1]	3,304	4,106	3,203
600-649	[1]	1,090	1,674	1,467
550-599	[1]	365	455	1,027
500-549	[1]	540	486	572
Under 500	[1]	253	255	244
Credit Score Unknown	[1]	299	280	199
Total	[1]	36,544	29,016	22,564
Accrued interest included in total	[1]	165	111	87
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	8,896	8,392	7,696
750-799	[1]	21,092	20,113	17,405
700-749	[1]	13,819	12,360	11,022
650-699	[1]	7,970	8,167	7,691
600-649	[1]	2,439	3,067	3,684
550-599	[1]	1,507	1,699	1,918
500-549	[1]	1,319	981	1,295
Under 500	[1]	169	279	265
Credit Score Unknown	[1]	479	179	282
Total	[1]	57,690	55,237	51,258
Accrued interest included in total	[1]	260	226	196
Mortgage [Member] | Purchased Loans [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,790	8,462	2,310
750-799	[1]	18,559	20,984	23,283
700-749	[1]	7,978	9,115	6,940
650-699	[1]	429	437	0
600-649	[1]	0	0	0
550-599	[1]	0	0	0
500-549	[1]	0	0	0
Under 500	[1]	0	0	0
Credit Score Unknown	[1]	120	139	724
Total	[1]	34,876	39,137	33,257
Accrued interest included in total	[1]	93	111	114
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	65,089	56,347	47,886
750-799	[1]	146,790	114,065	97,379
700-749	[1]	60,476	48,883	41,889
650-699	[1]	25,838	25,070	24,645
600-649	[1]	7,760	8,402	9,505
550-599	[1]	3,777	4,289	5,252
500-549	[1]	1,816	2,813	3,142
Under 500	[1]	353	634	1,001
Credit Score Unknown	[1]	7,462	5,884	4,016
Total	[1]	319,361	266,387	234,715
Accrued interest included in total	[1]	863	771	698
Installment [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	1,085	1,354	1,792
750-799	[1]	1,938	2,478	4,117
700-749	[1]	1,601	1,920	2,507
650-699	[1]	2,193	2,852	3,508
600-649	[1]	1,429	1,691	2,173
550-599	[1]	1,252	1,231	1,800
500-549	[1]	616	981	1,056
Under 500	[1]	92	114	223
Credit Score Unknown	[1]	17	29	59
Total	[1]	10,223	12,650	17,235
Accrued interest included in total	[1]	42	54	78
Installment [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	869	1,626	1,782
750-799	[1]	2,721	3,334	5,931
700-749	[1]	2,236	2,686	3,899
650-699	[1]	1,864	2,541	4,182
600-649	[1]	1,429	1,775	2,153
550-599	[1]	919	1,063	1,346
500-549	[1]	398	692	855
Under 500	[1]	56	220	370
Credit Score Unknown	[1]	19	21	32
Total	[1]	10,511	13,958	20,550
Accrued interest included in total	[1]	$ 44	59	83
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]		53,281	44,254
750-799	[1]		107,460	86,800
700-749	[1]		43,456	34,789
650-699	[1]		19,053	16,456
600-649	[1]		4,638	4,979
550-599	[1]		1,942	1,997
500-549	[1]		1,095	1,170
Under 500	[1]		276	385
Credit Score Unknown	[1]		5,800	3,921
Total	[1]		237,001	194,751
Accrued interest included in total	[1]		638	520
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]		86	58
750-799	[1]		793	531
700-749	[1]		821	694
650-699	[1]		624	499
600-649	[1]		298	200
550-599	[1]		53	109
500-549	[1]		45	61
Under 500	[1]		24	23
Credit Score Unknown	[1]		34	4
Total	[1]		2,778	2,179
Accrued interest included in total	[1]		$ 20	$ 17

[1]	Credit scores have been updated within the last twelve months.